DUE TO RELATED PARTY	12 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 9 — DUE TO RELATED PARTY

As of September 30, 2014 and 2013, the Company owed Hua Mei Investments Limited (“Hua Mei”), a related party (controlled by Mr. Hou Xingping, CEO of the Company), $1,508,566 and $718,261, respectively. These debts are non-interest bearing and payable on demand. The proceeds of these debts were utilized as working capital.